This Amendment (Check only one.): 	[   ] is a restatement
					[X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 		Investors Asset Management, Inc.
Address: 	2325-A Coit Road
		Plano, Texas 75075

Form 13F File Number: 28-05311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark Robinson
Title:  Investment Officer
Phone: 972-985-7162
Signature, Place, and Date of Signing:

	Mark Robinson	 	Plano, Texas 	May 12.2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Mangers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$91,183,566.08


List of Other Included Managers:

No.  13F File Number 		Name

COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7 COLUMN 8 Name
of
Issuer TITLE OF VALUE SHRS OR SH/INVESTMENT OTHER VOTING AUTHORITY ISSUER
CUSIP (x$1000) PRN AMT PRN
DISCRETION MANAGERS SOLE SHARED Abercrombie &
Fitch COM 002896207 406.25 25490 SH YES NO SOLE Alcoa COM 013817101
2059.38
29315 SH YES NO SOLE Alliant Energy COM 018802108 490.74 16123 SH YES NO SOLE America Online COM 14915R105 769.46 11410 SH
YES NO SOLE American Express COM
025816109 2874.20 19298 SH YES NO SOLE Brinker Intl COM 109641100 1906.83
64230 SH YES NO
SOLE Charles Schwab COM 808513105 5766.80 101172 SH YES NO
SOLE Cisco Systems COM 17275R102 3359.07 43448 SH YES NO SOLE Citigroup
COM 172967101 2620.61 43768 SH YES NO SOLE Claire's Stores COM 179584107 627.66
31285 SH YES NO SOLE Coca Cola COM 191216100 1706.37
36354 SH YES NO SOLE
Concord EFS COM 206197105 1659.41 72345 SH YES NO SOLE Costco Wholesale COM 22160K105 416.30 7920 SYES NO SOLE Covad Communications COM 222814204 953.81 13156 SH YES NO SOLE Data Return COM 23785M104 329.77 8958 SHYES NO SOLE Dell Computer COM 247025109 3307.45 61320 SH YES NO SOLE EMC COM 268648102 3485.03
27659 SH YES NO SOLE Emerson Electric COM 291011104 1112.01 20932 SH YES NO SOLE Exxon Mobil COM 316390699 605.90 7768 SHYES NO SOLE FedEx COM 31304N107 1923.08 49548 SH YES NO SOLE Gap COM 364760108 2309.66 46367 SH YES NO SOLE
General Electric COM 369604103 210.09 1350 SHYES NO SOLE Home Depot COM 437076102 2267.50 35155 SH YES NO SOLE Honeywell COM 438516106 2088.85 39646
SH YES NO SOLE HSBC Hldgs ADR COM 404280406 887.25 14560 SH YES NO SOLE Ingersoll-Rand COM 456866102 1031.03 23300 SH YES NO SOLE Intel COM 458140100 381167.442889 SYES NO SOLE Interpublic Grp COM 460690100 1738.80 36800 SH YES
NO SOLE Juniper Networks COM 48203R104 873.97 3316 SYES NO SOLE Kansas City Southern COM 485170104 1465.23 17050 SH YES NO SOLE Level 3 Communications
COM 52729N100 873.81 8263 SYES NO SOLE Martin Marietta Matrls COM 573284106 1585.60 33381 SH YES NO SOLE Martha Stewart OmnimediCOM 573083102 216.19
8355 SHYES NO SOLE Masco COM 574599106 1479.08 72150 SH YES NO SOLE Microsoft COM 594918104 2165.91 20385 SH YES NO SOLE NIKE COM 654106103 1241.65 31335
SH YES NO SOLE Nokia ADR COM 654902204 6595.18 29708 SH YES NO SOLE Oracle
COM 68389X105 468.38 6000 SYES NO SOLE Perot Systems COM 714265105 1122.10
56105 SH YES NO SOLE Redback Networks COM 757209101 560.88 1870 SHYES NO
SOLE Schlumberger COM 806857108 3441.35 44985 SH YES NO SOLE Southwest Airlines COM 844741108 2989.38 143634 SH YES NO SOLE Sun Microsystems COM 866810104
646.74 6902 SHYES NO SOLE Texas Instruments COM 882508104 5342.24 33389 SH YES NO SOLE Time Warner COM 887315109 1484.40 14844 SH YES NO SOLE Transocean
Sedco COM G90078109 377.45 7356 SHYES NO SOLE United Parcel Service COM 911312106 2053.17 32590 SH YES NO SOLE Universal Forest Prods.COM 913543104 1345.66 108740 SH YES NO SOLE Vodafone Airtouch ADR COM 92857T107 2996.93
53938 SH YES NO SOLE Walt Disney COM 254687106 1961.27 47546 SH YES NO SOLE Wit Capital COM 97737K309 658.46 38450 SH YES NO SOLE Yahoo! COM 984332106 1944.08
11344 SH YES NO SOLE FORM 13F INFORMATION TABLE